Summitry Equity Fund
Schedule of Investments
October 31, 2023 (Unaudited)
COMMON STOCKS — 99.19% Shares Fair Value
Communications — 19.44%
Alphabet, Inc., Class A
(a)
25,559 $ 3,171,361
Meta Platforms, Inc., Class A
(a)
9,037 2,722,577
Netflix, Inc.
(a)
3,402 1,400,569
Universal Music Group NV - ADR 151,840 1,850,930
Walt Disney Co. (The)
(a)
27,550 2,247,804
11,393,241
Consumer Discretionary — 23.84%
Amazon.com, Inc.
(a)
25,021 3,330,045
CarMax, Inc.
(a)
35,318 2,157,577
Lowe's Companies, Inc. 11,159 2,126,571
Ross Stores, Inc. 16,006 1,856,216
Starbucks Corp. 16,445 1,516,887
Ulta Beauty, Inc.
(a)
7,814 2,979,555
13,966,851
Financials — 14.90%
Berkshire Hathaway, Inc., Class B
(a)
9,778 3,337,525
Charles Schwab Corp. (The) 39,800 2,071,192
Moody's Corp. 6,127 1,887,116
Wells Fargo & Co. 36,142 1,437,367
8,733,200
Health Care — 5.61%
Agilent Technologies, Inc. 21,129 2,184,105
Medtronic PLC 15,630 1,102,853
3,286,958
Industrials — 2.16%
W.W. Grainger, Inc. 1,735 1,266,255
Technology — 33.24%
Fiserv, Inc.
(a)
25,737 2,927,583
Mastercard , Inc., Class A 7,019 2,641,601
Microsoft Corp. 6,800 2,299,148
Nintendo Co. Ltd. - ADR 170,175 1,756,206
Salesforce.com, Inc.
(a)
9,555 1,918,931
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR 34,117 2,944,638
Visa, Inc., Class A 13,207 3,104,966
Zebra Technologies Corp., Class A
(a)
8,960 1,876,493
19,469,566
Total Common Stocks (Cost $45,775,214) 58,116,071
MONEY MARKET FUNDS - 0.85%
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 5.28%
(b)
500,679 500,679
Total Money Market Funds (Cost $500,679) 500,679
Total Investments — 100.04% (Cost $46,275,893) 58,616,750

Summitry Equity Fund
Schedule of Investments (continued)
October 31, 2023 (Unaudited)
Liabilities in Excess of Other Assets — (0.04)% $ (23,799)
NET ASSETS — 100.00% $ 58,592,951
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of October 31, 2023.
ADR - American Depositary Receipt